Stock-Based Compensation	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
(9)	STOCK-BASED COMPENSATION

The following tables summarize the Company’s stock-based compensation expense for liability and equity classified awards included in the condensed consolidated statements of operations.

	Three Months Ended December 31,		Six Months Ended December 31,
	2014	2013	2014	2013
Included in:
Operating costs	$0.9	$4.3	$15.4	$8.0
Selling, general and administrative expenses	(6.9)	52.7	101.7	91.9

	$(6.0)	$57.0	$117.1	$99.9

CII Common units	$(13.4)	$56.9	$109.6	$99.6
CII Preferred units	0.1	0.1	0.2	0.3
Part A restricted stock units	2.6	—	2.6	—
Part B restricted stock units	4.7	—	4.7	—

Total stock-based compensation expense	$(6.0)	$57.0	$117.1	$99.9

As of December 31, 2014, there were 146,001 Part A RSUs outstanding and 575,660 Part B target RSUs outstanding

CII Common Units

Prior to the Company’s IPO, the Company was given authorization by CII to award 625,000,000 of CII’s common units as profits interests to employees, directors, and affiliates of the Company. The common units were historically considered to be stock-based compensation with terms that required the awards to be classified as liabilities due to cash settlement features. The vested portion of the awards was reported as a liability and the fair value was re-measured at each reporting date until the date of settlement, with a corresponding charge (or credit) to stock-based compensation expense. In connection with the Company’s IPO and the related amendment to the CII operating agreement, there was a deemed modification to the stock compensation arrangements with the Company’s employees and directors. As a result, previously issued common units which were historically accounted for as liability awards, became classified as equity awards. Prior to reclassifying the common unit liability to equity, the Company re-measured the fair value of the CII common units factoring in the change in fair value since September 30, 2014 and the change in fair value caused by the modification. The fair value of these previously vested common units was estimated to be $490.2 on the modification date and this amount is reflected in the Company’s condensed consolidated statement of stockholders’ equity as an increase to additional-paid-in-capital during the six months ended December 31, 2014. The unrecognized compensation associated with unvested CII common units was $124.1, which will be recognized ratably over the remaining vesting period of the Company’s outstanding common units through May 15, 2017.

On October 9, 2014, the Company and CII’s board of managers approved a non-liquidating distribution by CII of shares of the Company’s common stock held by CII to holders of CII vested common units. Employees and independent directors of the Company with vested CII common units received shares of the Company’s common stock equal in value to the underlying value of their vested CII common units. The total number of shares of the Company’s common stock that were distributed to CII common unit holders in connection with this non-liquidating distribution was 20,460,047 shares.

Employees with unvested CII common units will continue to receive monthly distributions from CII of the Company’s common stock as they vest under the original terms of the CII common unit grant agreements. A total of 6,392,071 shares of the Company’s common stock associated with unvested CII common units that will be distributed. In addition, CII may be required to distribute additional shares of the Company’s common stock to CII common unit holders on a quarterly basis through June 30, 2016 based on the Company’s stock price performance, subject to the existing vesting provisions of the CII common units. The shares to be distributed to the common unit holders are based on a pre-existing distribution mechanism, whose primary input is the Company’s stock price at each subsequent measurement date. Any remaining shares of common stock owned by CII will be distributed to the existing CII preferred unit holders. The total number of shares of the Company’s common stock that will be distributed to existing CII preferred or common unit holders is 10,294,867 shares.

The valuation of the CII common units as of the IPO date was determined based on a Monte Carlo simulation. The Monte Carlo valuation analysis attempts to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables to generate potential future stock prices. This valuation technique was used to estimate the fair value associated with future distributions of common stock to CII common unit holders. The Monte Carlo simulation first projects the number of shares to be distributed by CII to the common unit holders at each subsequent measurement date based on stock price projections under each simulation. Shares attributable to unvested CII common units are subject to the existing vesting provisions of the CII common unit awards. The estimated future value of shares scheduled to be distributed by CII based on vesting provisions are calculated under each independent simulation. The present value of the number of shares of common stock to be distributed to common unit holders under each simulation is then computed, and the average of each simulation is the fair value of the Company’s common shares to be distributed by CII to the common unit holders. This value was then adjusted for prior non-liquidating distributions made by the Company to derive a value for CII common units by class and on per unit basis. These values were used to calculate the fair value of outstanding CII common units as of the IPO date. Various inputs and assumptions were utilized in the valuation method, including forfeiture behavior, vesting provisions, holding restrictions, peer companies’ historical volatility, and an appropriate risk-free rate.

CII Preferred Units

CII has issued preferred units of CII to certain of the Company’s executives and independent directors as compensation. The terms of these preferred unit awards require the Company to record the award as an equity award. The Company estimates the fair value of these equity awards on the grant date and recognizes the related expense over the vesting period of the awards. As these awards have been issued by CII to employees and directors of the Company as compensation, the related expense has been recorded by the Company in the accompanying consolidated statements of operations. The Company recognized stock-based compensation expense and a related increase to the Company’s additional paid-in capital of $0.1 and $0.2 for the three and six months ended December 31, 2014 and $0.1 and $0.3 for the three and six months ended December 31, 2013, respectively, including compensation recorded for preferred units granted in earlier periods.

Also in connection with the non-liquidating distribution by CII approved on October 9, 2014, the Company’s CEO and independent directors with vested CII preferred units received shares of the Company’s common stock equal to the underlying value of their vested CII preferred units. 256,265 shares of the Company’s common stock were distributed to the Company’s CEO and independent directors equal in value to their vested CII preferred units.

Performance Incentive Compensation Plan (“PCIP”)

During October 2014, the Company adopted the 2014 Performance Compensation Incentive Plan (“PCIP”). The PCIP includes incentive cash compensation (ICC) and equity (in the form of restricted stock units or “RSUs”). Grants under the PCIP RSU plans are made quarterly for all participants. The PCIP was effective on October 16, 2014 and will remain in effect for a period of 10 years (or through October 16, 2024) unless it is earlier terminated by the Company’s Board of Directors.

The PCIP has two components: Part A and Part B.

Part A

Under Part A of the PCIP, all full-time employees, including the Company’s executives, are eligible to earn quarterly awards of RSUs. Each participant in Part A of the PCIP will have a RSU annual award target value, which will be allocated to each fiscal quarter. The final Part A value awarded to a participant for any fiscal quarter is determined by the Compensation Committee subsequent to the end of the respective performance period taking into account the Company’s measured value creation for the quarter, as well as such other subjective factors that it deems relevant (including group and individual level performance factors). The number of Part A RSUs granted will be calculated based on the final award value determined by the Compensation Committee divided by the average closing price of the Company’s common stock over the last ten trading days of the respective performance period. Part A RSUs will vest assuming continuous employment fifteen months subsequent to the end of the performance period. Upon vesting, the RSUs convert to an equal number of shares of the Company’s common stock.

During the quarter ended December 31, 2014, the Company recognized $2.0 of compensation expense associated with the vested portion of the Part A awards. The December 31, 2014 quarterly award is recorded as a liability as of December 31, 2014, as the awards represent an obligation denominated in a fixed dollar amount to be settled in a variable number of shares during the quarter ending March 31, 2015. Upon the issuance of the RSUs, the liability is re-measured and then reclassified to additional paid-in capital, with a corresponding charge (or credit) to stock based compensation expense. The value of the remaining unvested RSU’s will be expensed ratably through the vesting date of March 31, 2016. At December 31, 2014, the remaining unrecognized compensation cost to be expensed over the remaining vesting period is $10.2.

On September 17, 2014, the Company’s Compensation Committee approved a one-time grant of Part A RSUs in an amount equal to $2.8, or 144,737 RSUs, to Dan Caruso, the Company’s Chief Executive Officer. In connection with the grant, Mr. Caruso’s annual salary was reduced to seventeen thousand five hundred dollars from $0.4. The grant was made on November 5, 2014, and the RSUs vest in full on December 31, 2015. During the quarter ended December 31, 2014, the Company recognized $0.4 of stock-based compensation expense associated with this Part A RSU grant, with a corresponding adjustment to additional paid-in-capital as the award is equity classified. The remaining unrecognized compensation cost associated with this Part A RSU grant is $2.4.

Part B

Under Part B of the PCIP, participants, who include members of the Company’s senior management team, are awarded quarterly grants of RSUs. The number of the RSUs earned by the participants is based on the Company’s stock price performance over a four fiscal quarter measurement period and vest, assuming continuous employment at the end of the measurement period. The existence of a vesting provision that is associated with the performance of the Company’s stock price is a market condition, which affects the determination of the grant date fair value. Upon vesting, RSUs convert to an equal number of shares of the Company’s common stock.

During the quarter ended December 31, 2014, the Company granted 575,660 Part B RSUs. Depending on the Company’s stock price performance, employees who received Part B RSUs in the quarter ended December 31, 2014 are eligible to earn up to 2,210,534 shares of the Company’s stock. The grant date fair value of the awards was $36.3, which is being expensed over the performance period through September 30, 2015. The Company recognized stock-based compensation expense of $4.7 million for Part B RSU grants for the three and six months ended December 31, 2014.

The grant date fair value was estimated utilizing a Monte Carlo simulation. This simulation estimates the ten-day average closing stock price ending on the vesting date, the stock price performance over the performance period, and the number of common shares to be issued at the vesting date. Various assumptions are utilized in the valuation method, including the target stock price performance ranges and respective share payout percentages, the Company’s historical stock price performance and volatility, peer companies’ historical volatility and an appropriate risk-free rate. The aggregate future value of the grant under each simulation is calculated using the estimated per share value of the common stock at the end of the vesting period multiplied by the number of common shares projected to be granted at the vesting date. The present value of the aggregate grant is then calculated under each of the simulations, resulting in a distribution of potential present values. The fair value of the grant is then calculated based on the average of the potential present values. The remaining unrecognized compensation cost associated with this Part B RSU grant is $31.9 at December 31, 2014. Assuming the measurement date was the end of the current reporting period—December 31, 2014, the Company would be obligated to issue 2,210,534 common shares for outstanding Part B RSU grants upon vesting.

(13)	STOCK-BASED COMPENSATION

The following table summarizes the Company’s stock-based compensation expense liability and equity classified awards included on the consolidated statements of operations.

	Year ended June 30,
	2012	2013	2014
Included in:
Operating costs	$1,380	$7,667	$20,173
Selling, general and administrative expenses	24,873	98,182	233,508

	$26,253	$105,849	$253,681

Liability Classified Awards

As of June 30, 2014, the Company has been given authorization by CII to award 625,000,000 of CII’s common units as profits interests to employees and directors of the Company, some of which have been awarded to employees of Onvoy.

As of June 30, 2013, CII had eight classes of common units with different liquidation preferences—Class A through Class H units. During the year ended June 30, 2014, CII issued three additional classes of common units: Class I, Class J and Class K. Common units are issued to employees and to independent directors of the Company and are allocated by the Chief Executive Officer and the Board of Managers of CII on the terms and conditions specified in the employee or director equity agreement. The common units do not have voting rights. At June 30, 2012, 169,083,792 common units were issued and outstanding to employees and directors of the Company. At June 30, 2013, 461,204,980 common units of CII were issued and outstanding to employees and directors of the Company. At June 30, 2014, 552,512,338 common units were issued and outstanding to employees and directors of the Company, and 72,487,662 common units were available to be issued. CII has a separate class of common units of CII issued to employees of ZPS (“ZPS Class A”). As of June 30, 2013, 8,660,000 ZPS Class A common units were issued and outstanding. As of June 30, 2014, 18,710,000 ZPS Class A common units were issued and outstanding, and no units were available to be issued.

The common units are considered to be stock-based compensation with terms that require the awards to be classified as liabilities due to cash settlement features. As such, the Company accounts for the vested awards as a liability and re-measures the liability to fair value at each reporting date until the date of settlement.

As of June 30, 2013 and 2014, the estimated fair value of the common units was as follows:

	As of June 30,
Common Unit Class	2013	2014
	(estimated per unit value)
Class A	$1.50	$2.47
Class B	1.34	2.22
Class C	1.14	1.92
Class D	1.10	1.86
Class E	0.95	1.62
Class F	0.75	1.44
Class G	0.46	0.82
Class H	0.38	0.70
Class I	n/a	0.45
Class J	n/a	0.33
Class K	n/a	0.29
ZPS Class A	0.20	0.09

The Company recognized stock-based compensation expense and a related increase to the stock-based compensation liability for common unit grants of $25,382, $104,996, and $253,250 for the years ended June 30, 2012, 2013, and 2014, respectively. The liability associated with the common units was $159,320 and $392,427 as of June 30, 2013 and 2014, respectively. See also Note 19—Subsequent Events.

The holders of common units of CII are not entitled to transfer their units or receive dividends or distributions, except at the discretion of CII’s Board of Managers. Upon a liquidation of CII, or upon a non-liquidating distribution, the holders of common units share in the proceeds after the capital contributions of the CII preferred unit holders plus their priority return of 6% per annum has been reimbursed. The remaining proceeds from a liquidation event are distributed between the preferred and common unit holders on a scale ranging from 85% to the preferred unit holders and 15% to the common unit holders to 80% to the preferred unit holders and 20% to the common unit holders. The percentage allocated to the common unit holders is dependent upon the return multiple realized by the preferred unit holders as defined in CII’s operating agreement. The maximum incremental allocation of proceeds from a liquidation event to common unit holders of 20% occurs if the return multiple realized by a preferred unit holder reaches 3.5 times each respective preferred holder’s combined capital contributions.

Each class of common units has a liquidation threshold. Holders of a respective class of common units begin to receive a portion of the proceeds from a liquidity event once the aggregate distributions previously made with respect to issued common units of earlier classes are equal to or greater than the respective common unit classes liquidation threshold. Common unit holders of each of the following classes begin sharing in the proceeds of a liquidation event once the total amount distributed to earlier classes reaches the following liquidation thresholds:

Common Unit Class	Liquidation Threshold
Class A	$—
Class B	15,000
Class C	40,000
Class D	45,000
Class E	75,000
Class F	95,000
Class G	235,000
Class H	290,000
Class I	435,000
Class J	515,000
Class K	545,000

Non-Liquidating Distributions to Common Unit Holders and Chief Executive Officer

In December 2011, CII and the preferred unit holders of CII authorized a non-liquidating cash distribution to common unit holders of up to $10,000. The eligibility for receiving proceeds from this distribution was determined by the liquidation preference of the unit holder. Receiving proceeds from the authorized distribution was at the election of the common unit holder. As a condition of the early distribution, common unit holders electing to receive an early distribution received 85% of the amount that they would otherwise be entitled to receive if the distribution were in connection with a liquidating distribution. The common unit holders electing to receive the early distribution will retain all of their common units and be entitled to receive future distributions only to the extent such future distributions are in excess of the non-liquidating distribution, before applying the 15% discount. During the year ended June 30, 2012, $9,080 was distributed to the Company’s common unit holders as a result of the December 2011 non-liquidating distributions. The distribution was paid by CII and is reflected in the Company’s consolidated statement of stockholder’s equity as a capital contribution (non-cash) with a corresponding reduction in the stock-based compensation liability, as the associated expense for the common unit grants was previously recognized. Common unit holders electing to receive the early distribution forfeited $1,615 in previously recognized stock-based compensation, which had the effect of reducing stock-based compensation expense during the year ended June 30, 2012.

In June 2012, the Board of CII and the preferred unit holders of CII authorized an additional non-liquidating cash distribution in the amount of $7,000 to the Company’s Chief Executive Officer. The officer retained all of his common units and is entitled to receive future distributions only to the extent such future distributions are in excess of the $7,000 non-liquidating distribution.

In September 2013, the Board of CII authorized a non-liquidating cash distribution to certain common unit holders of up to $10,000. The eligibility for receiving proceeds from this distribution was determined by the liquidation preference of the unit holder. Receiving proceeds from the authorized distribution was at the election of the common unit holder. As a condition of the early distribution, common unit holders electing to receive an early distribution received 90% of the amount that they would otherwise be entitled to receive if the distribution were in connection with a liquidating distribution. The common unit holders electing to receive the early distribution retained all of their common units and are entitled to receive future distributions only to the extent such future distributions are in excess of the non-liquidating distribution, before applying the 10% discount. During the second quarter of Fiscal 2014, $10,000 was distributed to CII’s common unit holders (including Onvoy) as a result of the non-liquidating distributions, with a corresponding reduction in the stock-based compensation liability, as the associated expense for the common unit grants was previously recognized. The distribution was funded by the Company through a $10,000 advance to CII, evidenced by a note receivable. Common unit holders electing to receive the early distribution forfeited $977 in previously recognized stock-based compensation, which had the effect of reducing stock-based compensation expense recognized during the second quarter of Fiscal 2014.

In February 2014, the Board of CII approved an advance distribution of cash to the Company’s Chief Executive Officer, Dan Caruso, in respect of his common units in the amount of $3,000 pursuant to a new compensation agreement. This advance distribution was funded by the Company through a $3,000 advance to CII, which paid the distribution to Mr. Caruso, with a corresponding reduction in the stock-based compensation liability, as the associated expense for Mr. Caruso’s common unit grants was previously recognized. The advance was evidenced by an increase in the Company’s note receivable from CII.

In May 2014, the Board of CII approved a redemption for cash of the common units held by a member of the Company’s management team in respect of his vested common units in the amount of $9,050. This advance distribution was funded by the Company through a $9,050 advance to CII, which paid the distribution, with a corresponding reduction in the stock-based compensation liability as the associated expense for this individual’s vested common unit grants was previously recognized. The advance was evidenced by an increase in the Company’s note receivable from CII.

The following table represents the activity as it relates to common unit issuances, forfeitures and cancellations during the years ended June 30, 2012, 2013 and 2014.

	Class A	Class B	Class C	Class D	Class E	Class F	Class G	Class H	Class I	Class J	Class K	ZPS Class A	Totals
Balance at June 30, 2011	47,097,128	17,247,520	2,787,718	32,389,470	10,290,905	—	—	—	—	—	—	—	109,812,741
Common units issued	—	—	—	—	—	63,450,000	—	—	—	—	—	—	63,450,000
Common units forfeited	—	(318,749)	(610,936)	(1,740,931)	(808,333)	(700,000)	—	—	—	—	—	—	(4,178,949)

Balance at June 30, 2012	47,097,128	16,928,771	2,176,782	30,648,539	9,482,572	62,750,000	—	—	—	—	—	—	169,083,792
Common units issued	—	—	—	—	—	2,500,000	192,747,213	118,930,832	—	—	—	9,335,000	323,513,045
Common units forfeited	(50,000)	(42,917)	(24,999)	(732,944)	(51,389)	(3,038,056)	(17,001,364)	(1,115,188)	—	—	—	(675,000)	(22,731,857)

Balance at June 30, 2013	47,047,128	16,885,854	2,151,783	29,915,595	9,431,183	62,211,944	175,745,849	117,815,644	—	—	—	8,660,000	469,864,980
Common units issued	—	—	—	—	—	—	—	598,822	46,107,213	60,000,009	8,015,000	10,050,000	124,771,044
Common units forfeited	—	—	—	(23,000)	(58,334)	(365,547)	(4,756,655)	(3,755,033)	(1,258,739)	(687,472)	—	—	(10,904,780)
Common units cancelled	(1,421,667)	(580,000)	(250,000)	(1,840,027)	—	(1,300,000)	(2,312,692)	(3,198,495)	(781,597)	(824,428)	—	—	(12,508,906)

Balance at June 30, 2014	45,625,461	16,305,854	1,901,783	28,052,568	9,372,849	60,546,397	168,676,502	111,460,938	44,066,877	58,488,109	8,015,000	18,710,000	571,222,338

Vested Common Units	45,625,461	16,305,854	1,901,783	28,052,568	9,372,849	46,975,841	108,632,421	48,947,369	—	—	—	4,811,111	310,625,257
Unvested Common Units	—	—	—	—	—	13,570,556	60,044,081	62,513,569	44,066,877	58,488,109	8,015,000	13,898,889	260,597,081

As of June 30, 2013 and 2014, respectively, the Company had 279,695,055 and 260,597,081 common units that were unvested and outstanding. As of June 30, 2014, the fair value of unvested common units issued to employees and independent directors was $144,462. The unvested shares at June 30, 2014 will become fully vested over a three year period.

The Company utilizes a probability-weighted estimated return method (“PWERM”) to value the common units. The method estimates the value of the units based on an analysis of values of the enterprise assuming various future outcomes. The estimated fair value of the common units is based on a probability-weighted present value of expected future proceeds to CII’s equity holders, considering certain potential liquidity scenarios available to CII’s investors as well as preferential rights of each security. This approach utilizes a variety of assumptions regarding the probability of a certain scenario occurring, if the event involves a transaction, the potential timing of such an event, and the potential valuation that each scenario might yield. The potential future outcomes that were considered by management were remaining a private company with the same ownership, a sale or merger, and an initial public offering (“IPO”). The income approach utilized under the remaining private scenario was based on management’s projected future cash flows which were discounted at a market participant weighted-average cost of capital. The market-based approach, utilized under the IPO and sale scenarios, estimates the fair value of CII’s equity based on observable multiples of revenue and EBITDA paid by investors and acquirers of interests of comparable companies in the public and private markets. These observable revenue and EBITDA multiples are applied to projected twelve-month revenue and EBITDA amounts at the dates of the potential exit events and discounted back using CII’s estimated cost of capital. The value attributable to each class of shares is then discounted in order to account for the lack of marketability of the units.

Equity Classified Awards

CII has issued preferred units to certain Company executives and directors as compensation. The terms of these preferred unit awards require the Company to record the award as an equity award. The Company estimates the fair value of these equity awards on the grant date and recognizes the related expense over the vesting period of the awards. As these awards have been issued by CII to employees and directors of the Company as compensation, the related expense has been recorded by the Company in “Selling, general and administrative expenses” in the accompanying consolidated statements of operations. The Company recognized stock-based compensation expense and a related increase to additional paid-in capital of $871, $853 and $431 for the years ended June 30, 2012, 2013 and 2014, respectively.